Schedule of Reconciliation of Income Tax Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Income tax expense (benefit) statutory rate					21.00%
U.S. federal statutory rate					$ (22,660,372)	$ (6,338,697)
Change in valuation allowance					17,373,839	1,133,233
Foreign tax rate and other foreign tax					(1,171,464)	(150,274)
Extinguishment of senior convertible note					5,544,743
Non-deductible warrant revaluations					(6,608,337)	325,484
Non-deductible revaluation of contingent consideration					1,790,656	367,207
Acquisition costs					56,493	521,235
Other						330,276
Income tax provision (benefit)		$ (5,503,861)		$ (5,503,861)	$ (5,674,442)	$ (3,811,536)